FIRST TRUST PORTFOLIOS L.P.
                      1001 WARRENVILLE ROAD
                     LISLE, ILLINOIS  60532




                       January 29, 2007



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn:     Filing Desk, Stop 1-4

     Re:           FT 1310
              (File No. 333-139062) (CIK No. 0001379950)

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on January 23, 2007.

                                    Very truly yours,
                                    FT 1310, Registrant



                                    By: FIRST TRUST PORTFOLIOS L.P., Depositor